VIRTUS Vontobel Greater European Opportunities Fund
SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2022
($ reported in thousands)
	Shares	Value
Common Stocks—95.7%
Communication Services—2.7%
Infrastrutture Wireless Italiane SpA (Italy)	16,742	$ 169
Consumer Discretionary—11.6%
Booking Holdings, Inc. (United States)(1)	66	133
Ferrari N.V. (Italy)	701	150
Flutter Entertainment plc (Ireland)(1)	1,413	193
Hermes International (France)	74	114
LVMH Moet Hennessy Louis Vuitton SE (France)	193	141
		731

Consumer Staples—19.2%
Diageo plc (United Kingdom)	5,258	232
Heineken N.V. (Netherlands)	2,176	205
L’Oreal S.A. (France)	316	113
Nestle S.A. Registered Shares (Switzerland)	2,853	330
Pernod Ricard S.A. (France)	892	175
Royal Unibrew A/S (Denmark)	1,007	72
Unilever plc (United Kingdom)	1,753	88
		1,215

Financials—5.1%
Groupe Bruxelles Lambert N.V. (Belgium)	1,012	81
London Stock Exchange Group plc (United Kingdom)	2,760	238
		319

Health Care—16.3%
Alcon, Inc. (Switzerland)	3,293	225
Coloplast A/S Class B (Denmark)	565	66
EssilorLuxottica S.A. (France)	1,142	207
Eurofins Scientific SE (Luxembourg)	1,660	119
Lonza Group AG Registered Shares (Switzerland)	237	116
Roche Holding AG (Switzerland)	556	175
Sartorius Stedim Biotech (France)	378	122
		1,030

Industrials—26.9%
Ashtead Group plc (United Kingdom)	1,979	113
Epiroc AB Class A (Sweden)	3,897	71
Experian plc (Ireland)	3,315	113
IMCD N.V. (Netherlands)	904	129
RELX plc (United Kingdom)	11,264	311
Rentokil Initial plc (United Kingdom)	37,725	232
Spirax-Sarco Engineering plc (United Kingdom)	725	93
Teleperformance (France)	495	118
Vinci S.A. (France)	2,393	239
Wolters Kluwer N.V. (Netherlands)	2,641	276
		1,695

Information Technology—8.3%
Accenture plc Class A (United States)	461	123
Adyen N.V. (Netherlands)(1)	48	66
	Shares	Value

Information Technology—continued
ASML Holding N.V. (Netherlands)	114	$ 61
Edenred (France)	3,206	175
Halma plc (United Kingdom)	4,274	102
		527

Materials—3.6%
Air Liquide S.A. (France)	912	129
Sika AG Registered Shares (Switzerland)	412	99
		228

Utilities—2.0%
EDP - Energias de Portugal S.A. (Portugal)	25,611	128
Total Common Stocks (Identified Cost $4,850)		6,042

Total Long-Term Investments—95.7% (Identified Cost $4,850)		6,042

Short-Term Investment—2.3%
Money Market Mutual Fund—2.3%
Dreyfus Government Cash Management Fund - Institutional Shares (seven-day effective yield 4.190%)(2)	142,722	143
Total Short-Term Investment (Identified Cost $143)		143

TOTAL INVESTMENTS—98.0% (Identified Cost $4,993)		$6,185
Other assets and liabilities, net—2.0%		128
NET ASSETS—100.0%		$6,313

Footnote Legend:
(1)	Non-income producing.
(2)	Shares of this fund are publicly offered, and its prospectus and annual report are publicly available.

Country Weightings†
France	25%
United Kingdom	23
Switzerland	15
Netherlands	12
United States	7
Italy	5
Ireland	5
Other	8
Total	100%
† % of total investments as of December 31, 2022.
See Notes to Schedule of Investments

VIRTUS Vontobel Greater European Opportunities Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
December 31, 2022
($ reported in thousands)
The following table summarizes the value of the Fund’s investments as of December 31, 2022, based on the inputs used to value them (See Security Valuation Note 1 in the Notes to Schedule of Investments):
	Total Value at December 31, 2022	Level 1 Quoted Prices
Assets:
Equity Securities:
Common Stocks	$6,042	$6,042
Money Market Mutual Fund	143	143
Total Investments	$6,185	$6,185
There were no securities valued using  significant observable inputs (Level 2) or significant unobservable inputs (Level 3) at December 31, 2022.
There were no transfers into or  out of Level 3 related to securities held at December 31, 2022.
See Notes to Schedule of Investments

VIRTUS VONTOBEL GREATER EUROPEAN OPPORTUNITIES FUND
NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)
December 31, 2022
Note 1. Security Valuation
The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The Fund’s policy is to recognize transfers into or out of Level 3 at the end of the reporting period.
•	Level 1 – quoted prices in active markets for identical securities (security types generally include listed equities).
•	Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
•	Level 3 – prices determined using significant unobservable inputs (including the Adviser’s Valuation Committee’s own assumptions in determining the fair value of investments).
A description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis is as follows:
Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded or, if no closing price is available, at the last bid price and are categorized as Level 1 in the hierarchy. Illiquid, restricted equity securities and illiquid private placements are internally fair valued by the Adviser’s Valuation Committee, and are generally categorized as Level 3 in the hierarchy.
Certain non-U.S. securities may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that non-U.S. markets close (where the security is principally traded) and the time that the Fund calculates its net asset value (“NAV”) at the close of regular trading on the New York Stock Exchange (“NYSE”) (generally 4 p.m. Eastern time) that may impact the value of securities traded in these non-U.S. markets. In such cases, the Fund fair values non-U.S. securities using an independent pricing service which considers the correlation of the trading patterns of the non-U.S. security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, exchange-traded funds (“ETFs”) and certain indexes, as well as prices for similar securities. Such fair valuations are categorized as Level 2 in the hierarchy. Because the frequency of significant events is not predictable, fair valuation of certain non-U.S. common stocks may occur on a frequent basis.
Debt instruments, including convertible bonds, and restricted securities, are valued based on evaluated quotations received from independent pricing services or from dealers who make markets in such securities. For most bond types, the pricing service utilizes matrix pricing that considers one or more of the following factors: yield or price of bonds of comparable quality, coupon, maturity, current cash flows, type, activity of the underlying equities, and current day trade information, as well as dealer supplied prices. These valuations are generally categorized as Level 2 in the hierarchy. Structured debt instruments, such as mortgage-backed and asset-backed securities may also incorporate collateral analysis and utilize cash flow models for valuation and are generally categorized as Level 2 in the hierarchy. Pricing services do not provide pricing for all securities and therefore indicative bids from dealers are utilized which are based on pricing models used by market makers in the security and are generally categorized as Level 2 in the hierarchy. Debt instruments that are internally fair valued by the Adviser’s Valuation Committee are generally categorized as Level 3 in the hierarchy.
Listed derivatives, such as options and futures, that are actively traded are valued at the last posted settlement price from the exchange where they are principally traded and are categorized as Level 1 in the hierarchy. Over-the-counter (“OTC”) derivative contracts, which include forward currency contracts and equity-linked instruments, do not require material subjectivity as pricing inputs are observed from actively quoted markets and are categorized as Level 2 in the hierarchy.
Investments in open-end mutual funds are valued at NAV. Investments in closed-end funds and ETFs are valued as of the close of regular trading on the NYSE each business day. Each is categorized as Level 1 in the hierarchy.
A summary of the inputs used to value the Fund’s net assets by each major security type is disclosed at the end of the Schedule of Investments for the Fund. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
For additional information about significant accounting policies, refer to the Fund’s most recent semi or annual report.
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